February 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Series Fund, Inc. (“Registrant”)

File Nos. 33-41694; 811-06352

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s ING Alternative Beta Fund’s and ING Global Target Payment Fund’s Prospectuses and Statements of Additional Information each dated February 29, 2012, contained in Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

cc:	Philip H. Newman, Esq.
Goodwin Procter LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com